Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Dec. 19, 2014	Nov. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 36,182	$ 26,725	$ 20,420	$ 28,259	$ 22,965	$ 17,581	$ 14,937	$ 13,549	$ 10,915	$ 10,393		$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 35,761	26,603	20,469	28,517	23,346	17,996	15,403	14,065	11,415	10,949		10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 37,272	27,616	21,164	29,372	23,950	18,392	15,675	14,259	11,521	10,999		10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 3,955,880	2,913,621	2,219,540	3,061,604	2,481,508	1,894,256	1,604,831	1,451,557	1,165,696	1,106,584		1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 3,989,873	2,936,010	2,234,533	3,079,784	2,493,758	1,901,625	1,609,490	1,453,998	1,166,797	1,106,850		1,000,000
Class O
Account Value [Line Items]
Line Graph and Table Measure Name	Class O
Account Value	$ 39,491	29,073	22,135	30,519	24,724	18,862	15,970	14,439	11,592	10,999	$ 10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,631	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,258		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,631	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,258		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,631	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,258		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,363,847	2,501,113	2,221,206	2,489,992	1,970,828	1,655,760	1,433,760	1,358,801	1,111,317	1,025,770		1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,363,847	2,501,113	2,221,206	2,489,992	1,970,828	1,655,760	1,433,760	1,358,801	1,111,317	1,025,770		1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,534	24,934	22,143	24,823	19,647	16,506	14,293	13,546	11,079	10,226	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,253	33,506	26,557	33,890	25,930	19,010	15,709	14,467	11,060	10,612		10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,253	33,506	26,557	33,890	25,930	19,010	15,709	14,467	11,060	10,612		10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,253	33,506	26,557	33,890	25,930	19,010	15,709	14,467	11,060	10,612		10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 4,626,550	3,351,640	2,656,502	3,390,359	2,593,845	1,901,691	1,571,405	1,447,012	1,106,178	1,061,370		1,000,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 4,626,550	3,351,640	2,656,502	3,390,359	2,593,845	1,901,691	1,571,405	1,447,012	1,106,178	1,061,370		$ 1,000,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,509	$ 33,693	$ 26,705	$ 34,082	$ 26,075	$ 19,117	$ 15,797	$ 14,546	$ 11,120	$ 10,669	$ 10,000